Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transaction [Line Items]
Major related parties and relationships with Group
Related Parties	Relationships with the Group
Entities within the non US listed part of the Phoenix TV Group	Under common control by Phoenix TV
CMCC	A shareholder of Phoenix TV
Beijing Phoenix Lilita Information Technology Co., Ltd (“Lilita”)	Related party of Phoenix TV Group
Beijing Fenghuang Tianbo Network Technology Co., Ltd	Equity method investee
Phoenix FM Limited	Equity method investee
Shenzhenshi Fenghuang Jingcai Network Technology Co., Ltd	Equity method investee
Particle Inc.	Equity method investee
Mr. Gao Ximin and Mr. Qiao Haiyan	Legal shareholders of Tianying Jiuzhou, employees of the Group
Mr. He Yansheng	Legal shareholder of Yifeng Lianhe, employee of the Group
Mr. Wu Haipeng and Mr. He Yansheng	Legal shareholders of Chenhuan, employees of the Group
Ms. Shang Xiaowei and Ms. Shi Xueyi	Legal shareholders of Huanyou Tianxia, employees of the Group
Mr. Chen Ming and Mr. Zou Ming	Legal shareholders of You Jiuzhou, employees of the Group

Amounts due from and due to related parties
	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Amounts due from related parties:
Accounts receivable from CMCC	73,113	74,273	11,971
Due from Phoenix TV Group	52,042	77,293	12,457
Due from equity method investees	—	23,469	3,783
Others	3	1,189	191
Total	125,158	176,224	28,402
Amounts due to related parties:
Due to CMCC	248	563	91
Due to Phoenix TV Group	20,786	21,926	3,534
Total	21,034	22,489	3,625

Entities within the non US listed part of Phoenix TV Group [Member]
Related Party Transaction [Line Items]
Schedule of related party transactions
	For the Years Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Contents provided by Phoenix TV Group	(3,153)	(3,477)	(3,757)	(606)
Data line services provided by Phoenix TV Group	(375)	(392)	(363)	(59)
Advertising and promotion expenses charged by Phoenix TV Group	(916)	(1,040)	(1,246)	(201)
Corporate administrative expenses charged by Phoenix TV Group	(646)	(404)	(354)	(57)
Advertising revenues earned from Phoenix TV Group and its customers	29,754	28,911	25,168	4,056

CMCC [Member]
Related Party Transaction [Line Items]
Schedule of related party transactions
	For the Years Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Advertising revenues earned from CMCC	5,684	16,216	29,643	4,778
Paid service revenues earned from and through CMCC	429,125	413,407	290,755	46,861
Revenue sharing fees and bandwidth costs to CMCC	(63,953)	(72,622)	(41,766)	(6,731)

Equity method investees [Member]
Related Party Transaction [Line Items]
Schedule of related party transactions
	For the Years Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Financial support provided to FM	—	—	3,982	642
Advertising revenues earned from Tianbo	—	—	421	68
Advertising revenues earned from Lilita	—	—	333	54
Brand license authorization revenues earned from Lilita	—	—	855	138
Advertising resources provided by Tianbo	—	—	(31)	(5)